Borrowings - Principal Payments Due (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Long Term Debt By Maturity [Abstract]
2015	$ 19,642
2016	26,124
2017	81,936
2018	425,723
2019	33,313
Total	$ 586,738